Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended																																																																																																																								12 Months Ended
	Apr. 30, 2016	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2026
C000172904
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 21,496	$ 20,179	$ 21,496	$ 21,222	$ 20,635	$ 20,349	$ 20,253	$ 19,981	$ 19,468	$ 19,003	$ 19,112	$ 18,364	$ 17,654	$ 17,230	$ 17,691	$ 17,710	$ 17,230	$ 17,684	$ 17,144	$ 17,587	$ 17,294	$ 16,940	$ 16,747	$ 16,551	$ 15,986	$ 16,602	$ 16,200	$ 15,747	$ 15,764	$ 15,082	$ 14,127	$ 14,338	$ 14,888	$ 15,243	$ 14,959	$ 14,488	$ 14,648	$ 14,522	$ 14,194	$ 14,715	$ 13,975	$ 14,370	$ 13,588	$ 13,159	$ 14,126	$ 14,555	$ 13,907	$ 14,794	$ 14,652	$ 15,483	$ 15,594	$ 15,943	$ 16,600	$ 16,232	$ 16,671	$ 16,202	$ 16,746	$ 16,565	$ 16,580	$ 16,587	$ 16,372	$ 15,813	$ 15,684	$ 15,490	$ 15,540	$ 14,945	$ 13,625	$ 13,878	$ 14,090	$ 13,557	$ 12,887	$ 12,628	$ 12,150	$ 11,235	$ 12,330	$ 12,834	$ 12,814	$ 12,515	$ 12,355	$ 12,100	$ 12,011	$ 12,011	$ 12,057	$ 11,580	$ 11,900	$ 11,718	$ 11,593	$ 11,461	$ 10,897	$ 11,359	$ 11,216	$ 11,765	$ 11,813	$ 11,795	$ 11,577	$ 11,649	$ 11,661	$ 11,714	$ 11,803	$ 12,183	$ 11,756	$ 11,683	$ 11,558	$ 11,473	$ 11,405	$ 11,365	$ 11,136	$ 11,114	$ 10,944	$ 10,808	$ 10,718	$ 10,520	$ 10,339	$ 10,238	$ 10,210	$ 10,343	$ 10,293	$ 10,249	$ 9,956	$ 9,950
C000005794
Account Value [Line Items]
Accumulated Value	10,000	20,060	18,844	20,080	19,831	19,301	19,042	18,962	18,724	18,256	17,829	17,942	17,252	16,590	16,203	16,647	16,676	16,231	16,667	16,167	16,594	16,331	16,004	15,835	15,651	15,125	15,721	15,344	14,932	14,949	14,318	13,413	13,622	14,153	14,501	14,240	13,796	13,961	13,848	13,544	14,048	13,352	13,735	12,996	12,587	13,526	13,944	13,331	14,189	14,067	14,868	14,983	15,326	15,964	15,624	16,055	15,617	16,149	15,984	16,001	16,023	15,823	15,290	15,171	15,001	15,053	14,483	13,214	13,469	13,682	13,172	12,527	12,279	11,826	10,940	12,012	12,513	12,499	12,215	12,063	11,818	11,746	11,746	11,796	11,340	11,659	11,490	11,373	11,249	10,702	11,162	11,025	11,571	11,627	11,615	11,412	11,486	11,498	11,560	11,660	12,037	11,622	11,557	11,439	11,362	11,303	11,267	11,048	11,030	10,865	10,740	10,657	10,468	10,290	10,198	10,175	10,315	10,268	10,227	9,942	9,948
C000005793
Account Value [Line Items]
Accumulated Value	10,000	21,312	20,017	21,322	21,051	20,469	20,180	20,084	19,825	19,316	18,855	18,968	18,227	17,523	17,102	17,559	17,587	17,111	17,556	17,020	17,468	17,178	16,827	16,641	16,446	15,885	16,497	16,097	15,647	15,664	14,988	14,039	14,249	14,795	15,156	14,870	14,410	14,561	14,444	14,118	14,636	13,908	14,293	13,515	13,089	14,059	14,486	13,838	14,720	14,586	15,414	15,524	15,871	16,525	16,159	16,596	16,129	16,671	16,498	16,510	16,524	16,303	15,753	15,625	15,432	15,482	14,892	13,577	13,829	14,041	13,516	12,849	12,584	12,115	11,202	12,293	12,796	12,783	12,483	12,324	12,063	11,981	11,981	12,025	11,550	11,868	11,687	11,568	11,437	10,875	11,339	11,196	11,738	11,786	11,774	11,556	11,627	11,639	11,692	11,787	12,166	11,740	11,666	11,542	11,457	11,389	11,349	11,125	11,103	10,933	10,797	10,707	10,515	10,334	10,233	10,205	10,338	10,288	10,244	9,956	9,950
C000005790
Account Value [Line Items]
Accumulated Value	9,475	19,685	18,486	19,704	19,451	18,926	18,659	18,578	18,344	17,869	17,447	17,557	16,873	16,222	15,837	16,265	16,291	15,855	16,273	15,779	16,199	15,927	15,606	15,436	15,253	14,736	15,309	14,943	14,529	14,545	13,926	13,044	13,241	13,753	14,092	13,828	13,395	13,545	13,434	13,136	13,623	12,947	13,309	12,593	12,200	13,096	13,497	12,901	13,723	13,597	14,376	14,480	14,806	15,421	15,086	15,497	15,064	15,575	15,412	15,429	15,442	15,247	14,729	14,615	14,440	14,487	13,935	12,706	12,951	13,150	12,661	12,037	11,794	11,357	10,501	11,525	12,006	11,994	11,715	11,565	11,330	11,252	11,252	11,297	10,853	11,161	10,989	10,877	10,753	10,232	10,671	10,535	11,055	11,100	11,094	10,892	10,959	10,970	11,027	11,117	11,476	11,077	11,012	10,899	10,818	10,759	10,722	10,512	10,490	10,334	10,205	10,125	9,947	9,775	9,681	9,660	9,787	9,744	9,702	9,433	9,427
C000005792
Account Value [Line Items]
Accumulated Value	10,000	19,541	18,351	19,560	19,309	18,788	18,522	18,442	18,210	17,738	17,319	17,429	16,749	16,104	15,721	16,146	16,172	15,738	16,154	15,663	16,080	15,810	15,492	15,323	15,142	14,628	15,213	14,857	14,454	14,482	13,870	12,997	13,206	13,725	14,070	13,825	13,397	13,561	13,452	13,161	13,661	12,988	13,361	12,651	12,260	13,179	13,588	12,998	13,834	13,715	14,508	14,627	14,960	15,600	15,267	15,691	15,267	15,789	15,642	15,659	15,690	15,497	14,981	14,873	14,704	14,765	14,210	12,968	13,228	13,437	12,946	12,313	12,076	11,630	10,767	11,824	12,321	12,313	12,036	11,891	11,655	11,586	11,593	11,650	11,200	11,521	11,350	11,241	11,125	10,592	11,045	10,915	11,460	11,519	11,512	11,311	11,389	11,408	11,473	11,577	11,954	11,545	11,488	11,376	11,302	11,240	11,209	10,998	10,985	10,824	10,700	10,625	10,439	10,266	10,172	10,159	10,300	10,258	10,221	9,939	9,945
FTSE World Index
Account Value [Line Items]
Accumulated Value	10,000	34,769	31,469	33,891	33,323	32,323	31,940	31,879	31,141	30,089	29,327	28,925	27,666	26,094	25,791	26,919	27,122	26,177	26,838	25,789	26,336	25,870	25,193	24,756	24,227	23,228	24,093	23,328	22,394	22,191	21,142	19,300	19,876	20,746	21,276	20,565	19,430	19,582	19,251	18,674	19,153	17,870	18,615	17,329	16,204	17,895	18,626	17,314	19,009	18,945	20,643	20,099	20,582	21,672	20,744	21,234	20,179	21,059	20,553	20,268	20,004	19,694	18,824	18,213	17,769	17,918	17,113	15,140	15,603	16,127	15,163	14,448	14,042	13,402	12,090	13,976	15,259	15,403	14,894	14,521	14,132	13,808	14,119	14,063	13,195	13,992	13,516	13,355	12,999	12,058	12,988	12,833	13,856	13,763	13,632	13,210	13,255	13,236	13,098	13,369	13,931	13,216	13,005	12,740	12,487	12,232	12,191	11,886	11,830	11,569	11,385	11,249	10,934	10,651	10,401	10,300	10,474	10,409	10,389	9,955	10,029
FTSE World Index
Account Value [Line Items]
Accumulated Value	10,000	34,769	31,469	33,891	33,323	32,323	31,940	31,879	31,141	30,089	29,327	28,925	27,666	26,094	25,791	26,919	27,122	26,177	26,838	25,789	26,336	25,870	25,193	24,756	24,227	23,228	24,093	23,328	22,394	22,191	21,142	19,300	19,876	20,746	21,276	20,565	19,430	19,582	19,251	18,674	19,153	17,870	18,615	17,329	16,204	17,895	18,626	17,314	19,009	18,945	20,643	20,099	20,582	21,672	20,744	21,234	20,179	21,059	20,553	20,268	20,004	19,694	18,824	18,213	17,769	17,918	17,113	15,140	15,603	16,127	15,163	14,448	14,042	13,402	12,090	13,976	15,259	15,403	14,894	14,521	14,132	13,808	14,119	14,063	13,195	13,992	13,516	13,355	12,999	12,058	12,988	12,833	13,856	13,763	13,632	13,210	13,255	13,236	13,098	13,369	13,931	13,216	13,005	12,740	12,487	12,232	12,191	11,886	11,830	11,569	11,385	11,249	10,934	10,651	10,401	10,300	10,474	10,409	10,389	9,955	10,029
FTSE World Index
Account Value [Line Items]
Accumulated Value	10,000	34,769	31,469	33,891	33,323	32,323	31,940	31,879	31,141	30,089	29,327	28,925	27,666	26,094	25,791	26,919	27,122	26,177	26,838	25,789	26,336	25,870	25,193	24,756	24,227	23,228	24,093	23,328	22,394	22,191	21,142	19,300	19,876	20,746	21,276	20,565	19,430	19,582	19,251	18,674	19,153	17,870	18,615	17,329	16,204	17,895	18,626	17,314	19,009	18,945	20,643	20,099	20,582	21,672	20,744	21,234	20,179	21,059	20,553	20,268	20,004	19,694	18,824	18,213	17,769	17,918	17,113	15,140	15,603	16,127	15,163	14,448	14,042	13,402	12,090	13,976	15,259	15,403	14,894	14,521	14,132	13,808	14,119	14,063	13,195	13,992	13,516	13,355	12,999	12,058	12,988	12,833	13,856	13,763	13,632	13,210	13,255	13,236	13,098	13,369	13,931	13,216	13,005	12,740	12,487	12,232	12,191	11,886	11,830	11,569	11,385	11,249	10,934	10,651	10,401	10,300	10,474	10,409	10,389	9,955	10,029
FTSE World Index
Account Value [Line Items]
Accumulated Value	10,000	34,769	31,469	33,891	33,323	32,323	31,940	31,879	31,141	30,089	29,327	28,925	27,666	26,094	25,791	26,919	27,122	26,177	26,838	25,789	26,336	25,870	25,193	24,756	24,227	23,228	24,093	23,328	22,394	22,191	21,142	19,300	19,876	20,746	21,276	20,565	19,430	19,582	19,251	18,674	19,153	17,870	18,615	17,329	16,204	17,895	18,626	17,314	19,009	18,945	20,643	20,099	20,582	21,672	20,744	21,234	20,179	21,059	20,553	20,268	20,004	19,694	18,824	18,213	17,769	17,918	17,113	15,140	15,603	16,127	15,163	14,448	14,042	13,402	12,090	13,976	15,259	15,403	14,894	14,521	14,132	13,808	14,119	14,063	13,195	13,992	13,516	13,355	12,999	12,058	12,988	12,833	13,856	13,763	13,632	13,210	13,255	13,236	13,098	13,369	13,931	13,216	13,005	12,740	12,487	12,232	12,191	11,886	11,830	11,569	11,385	11,249	10,934	10,651	10,401	10,300	10,474	10,409	10,389	9,955	10,029
FTSE World Index
Account Value [Line Items]
Accumulated Value	10,000	34,769	31,469	33,891	33,323	32,323	31,940	31,879	31,141	30,089	29,327	28,925	27,666	26,094	25,791	26,919	27,122	26,177	26,838	25,789	26,336	25,870	25,193	24,756	24,227	23,228	24,093	23,328	22,394	22,191	21,142	19,300	19,876	20,746	21,276	20,565	19,430	19,582	19,251	18,674	19,153	17,870	18,615	17,329	16,204	17,895	18,626	17,314	19,009	18,945	20,643	20,099	20,582	21,672	20,744	21,234	20,179	21,059	20,553	20,268	20,004	19,694	18,824	18,213	17,769	17,918	17,113	15,140	15,603	16,127	15,163	14,448	14,042	13,402	12,090	13,976	15,259	15,403	14,894	14,521	14,132	13,808	14,119	14,063	13,195	13,992	13,516	13,355	12,999	12,058	12,988	12,833	13,856	13,763	13,632	13,210	13,255	13,236	13,098	13,369	13,931	13,216	13,005	12,740	12,487	12,232	12,191	11,886	11,830	11,569	11,385	11,249	10,934	10,651	10,401	10,300	10,474	10,409	10,389	9,955	10,029
Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																										Reference Benchmark
Accumulated Value	10,000	22,044	20,675	21,872	21,480	20,972	20,780	20,703	20,418	19,989	19,544	19,508	18,891	18,293	17,929	18,284	18,226	17,806	18,192	17,813	18,306	18,012	17,596	17,225	17,009	16,511	17,019	16,652	16,350	16,322	15,650	14,594	14,898	15,432	15,728	15,395	14,913	15,112	14,914	14,442	14,850	14,108	14,442	13,603	13,076	14,127	14,708	13,984	14,932	14,860	15,896	15,846	16,115	16,714	16,280	16,499	16,058	16,581	16,365	16,143	16,103	15,889	15,413	15,168	15,051	15,176	14,713	13,619	13,875	14,155	13,667	13,167	12,927	12,569	11,779	12,775	13,389	13,390	13,107	12,956	12,724	12,599	12,643	12,634	12,063	12,409	12,163	12,011	11,847	11,272	11,680	11,563	12,121	12,110	12,018	11,799	11,827	11,819	11,818	11,915	12,234	11,824	11,716	11,532	11,409	11,316	11,255	11,029	11,011	10,818	10,674	10,602	10,402	10,220	10,095	10,167	10,364	10,308	10,330	10,062	9,985
Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																										Reference Benchmark
Accumulated Value	10,000	22,044	20,675	21,872	21,480	20,972	20,780	20,703	20,418	19,989	19,544	19,508	18,891	18,293	17,929	18,284	18,226	17,806	18,192	17,813	18,306	18,012	17,596	17,225	17,009	16,511	17,019	16,652	16,350	16,322	15,650	14,594	14,898	15,432	15,728	15,395	14,913	15,112	14,914	14,442	14,850	14,108	14,442	13,603	13,076	14,127	14,708	13,984	14,932	14,860	15,896	15,846	16,115	16,714	16,280	16,499	16,058	16,581	16,365	16,143	16,103	15,889	15,413	15,168	15,051	15,176	14,713	13,619	13,875	14,155	13,667	13,167	12,927	12,569	11,779	12,775	13,389	13,390	13,107	12,956	12,724	12,599	12,643	12,634	12,063	12,409	12,163	12,011	11,847	11,272	11,680	11,563	12,121	12,110	12,018	11,799	11,827	11,819	11,818	11,915	12,234	11,824	11,716	11,532	11,409	11,316	11,255	11,029	11,011	10,818	10,674	10,602	10,402	10,220	10,095	10,167	10,364	10,308	10,330	10,062	9,985
Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																										Reference Benchmark
Accumulated Value	10,000	22,044	20,675	21,872	21,480	20,972	20,780	20,703	20,418	19,989	19,544	19,508	18,891	18,293	17,929	18,284	18,226	17,806	18,192	17,813	18,306	18,012	17,596	17,225	17,009	16,511	17,019	16,652	16,350	16,322	15,650	14,594	14,898	15,432	15,728	15,395	14,913	15,112	14,914	14,442	14,850	14,108	14,442	13,603	13,076	14,127	14,708	13,984	14,932	14,860	15,896	15,846	16,115	16,714	16,280	16,499	16,058	16,581	16,365	16,143	16,103	15,889	15,413	15,168	15,051	15,176	14,713	13,619	13,875	14,155	13,667	13,167	12,927	12,569	11,779	12,775	13,389	13,390	13,107	12,956	12,724	12,599	12,643	12,634	12,063	12,409	12,163	12,011	11,847	11,272	11,680	11,563	12,121	12,110	12,018	11,799	11,827	11,819	11,818	11,915	12,234	11,824	11,716	11,532	11,409	11,316	11,255	11,029	11,011	10,818	10,674	10,602	10,402	10,220	10,095	10,167	10,364	10,308	10,330	10,062	9,985
Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																										Reference Benchmark
Accumulated Value	10,000	22,044	20,675	21,872	21,480	20,972	20,780	20,703	20,418	19,989	19,544	19,508	18,891	18,293	17,929	18,284	18,226	17,806	18,192	17,813	18,306	18,012	17,596	17,225	17,009	16,511	17,019	16,652	16,350	16,322	15,650	14,594	14,898	15,432	15,728	15,395	14,913	15,112	14,914	14,442	14,850	14,108	14,442	13,603	13,076	14,127	14,708	13,984	14,932	14,860	15,896	15,846	16,115	16,714	16,280	16,499	16,058	16,581	16,365	16,143	16,103	15,889	15,413	15,168	15,051	15,176	14,713	13,619	13,875	14,155	13,667	13,167	12,927	12,569	11,779	12,775	13,389	13,390	13,107	12,956	12,724	12,599	12,643	12,634	12,063	12,409	12,163	12,011	11,847	11,272	11,680	11,563	12,121	12,110	12,018	11,799	11,827	11,819	11,818	11,915	12,234	11,824	11,716	11,532	11,409	11,316	11,255	11,029	11,011	10,818	10,674	10,602	10,402	10,220	10,095	10,167	10,364	10,308	10,330	10,062	9,985
Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																										Reference Benchmark
Accumulated Value	$ 10,000	$ 22,044	$ 20,675	$ 21,872	$ 21,480	$ 20,972	$ 20,780	$ 20,703	$ 20,418	$ 19,989	$ 19,544	$ 19,508	$ 18,891	$ 18,293	$ 17,929	$ 18,284	$ 18,226	$ 17,806	$ 18,192	$ 17,813	$ 18,306	$ 18,012	$ 17,596	$ 17,225	$ 17,009	$ 16,511	$ 17,019	$ 16,652	$ 16,350	$ 16,322	$ 15,650	$ 14,594	$ 14,898	$ 15,432	$ 15,728	$ 15,395	$ 14,913	$ 15,112	$ 14,914	$ 14,442	$ 14,850	$ 14,108	$ 14,442	$ 13,603	$ 13,076	$ 14,127	$ 14,708	$ 13,984	$ 14,932	$ 14,860	$ 15,896	$ 15,846	$ 16,115	$ 16,714	$ 16,280	$ 16,499	$ 16,058	$ 16,581	$ 16,365	$ 16,143	$ 16,103	$ 15,889	$ 15,413	$ 15,168	$ 15,051	$ 15,176	$ 14,713	$ 13,619	$ 13,875	$ 14,155	$ 13,667	$ 13,167	$ 12,927	$ 12,569	$ 11,779	$ 12,775	$ 13,389	$ 13,390	$ 13,107	$ 12,956	$ 12,724	$ 12,599	$ 12,643	$ 12,634	$ 12,063	$ 12,409	$ 12,163	$ 12,011	$ 11,847	$ 11,272	$ 11,680	$ 11,563	$ 12,121	$ 12,110	$ 12,018	$ 11,799	$ 11,827	$ 11,819	$ 11,818	$ 11,915	$ 12,234	$ 11,824	$ 11,716	$ 11,532	$ 11,409	$ 11,316	$ 11,255	$ 11,029	$ 11,011	$ 10,818	$ 10,674	$ 10,602	$ 10,402	$ 10,220	$ 10,095	$ 10,167	$ 10,364	$ 10,308	$ 10,330	$ 10,062	$ 9,985